SMT FUND
--------
SCHEDULE OF INVESTMENTS
-----------------------
As of November 30, 1998 (Unaudited)



                                      Number           Market
                                     of Shares         Value
                                     ---------         -----


MONEY MARKET - 98.00%
---------------------

Star Bank Treasury  Fund            11,289,501      11,289,501

Total Money Market
     (Cost $11,289,501)                             11,289,501
                                                  -------------

Total Investments
     (Cost $11,289,501)                             11,289,501

Other Assets and Liabilities, Net - 2.00%              231,535

Net Assets - 100%                                  $11,521,036
                                                   ===========


The accompanying notes are an integral part of these financial statements.

SMT FUND
--------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
For the period-ended  November 30, 1998 (Unaudited)

ASSETS

     Investments, at value (cost $11,289,501) ................      $ 11,289,501
     Receivable interest......................................            31,548
     Receivable for shares of beneficial interest sold .......           200,000
     Deferred organization costs..............................            39,327
                                                                          ------
     Total assets ............................................        11,560,376

LIABILITIES

     Accrued management fees..................................            38,631
     Accrued trustee fees.....................................               344
     Accrued miscellaneous expenses ..........................               365
                                                                          ------

      Total liabilities.......................................            39,340
                                                                          ------

NET ASSETS ...................................................     $  11,521,036
                                                                     ===========

Net assets consist of:
     Paid-in capital .........................................        10,515,698
     Undistributed net investment income .....................          (64,838)
     Accumulated net realized gain on investments ............         1,070,176
     Net assets ..............................................     $  11,521,036
                                                                     ===========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized).............................           997,263

Net asset value, offering
     and redemption price per share ..........................           $ 11.55


  The accompanying notes are an integral part of these financial statements.

SMT FUND
--------
STATEMENT OF OPERATIONS
-----------------------
For the period June 4, 1998 (commencement of investment operations) to November 30, 1998 (Unaudited)


INVESTMENT INCOME
Income:
     Interest ................................................       $   119,629
     Dividends ...............................................             2,725
                                                                         -------
          Total net income ...................................           122,354
                                                                         -------

EXPENSES:
     Management fees expense..................................           181,647
     Trustee fee expense .....................................             1,094
     Organization expense.....................................             4,092
     Other expenses ..........................................               359
                                                                         -------
        Total net expenses....................................           187,192
                                                                         -------

NET INVESTMENT INCOME  .......................................          (64,838)
                                                                        --------

REALIZED AND UNREALIZED GAIN/LOSS
     ON INVESTMENTS
     Net realized gain on investments.........................         1,070,176
                                                                       ---------

INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................      $  1,005,338
                                                                     ===========


 The accompaying notes are an integral part of these financial statements.

SMT FUND
--------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
For the period June 4, 1998 (commencement of investment operations) to November 30, 1998 (Unaudited)


INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income ...................................        $ (64,838)
     Net realized gain on investments ........................         1,070,176
     Increase in net assets resulting from operations ........         1,005,338

Capital share transactions:
     Proceeds from shares sold.................................       10,847,686
     Cost of shares redeemed...................................        (331,988)
                                                                       ---------

Increase in net assets
    resulting from capital share transactions .................       10,515,698
                                                                      ----------

TOTAL INCREASE IN NET ASSETS...................................       11,521,036
                                                                      ==========


NET ASSETS:
     Beginning of period ......................................           ---
     End of period (including undistributed net
          realized gains on investments) ......................     $ 11,521,036
                                                                      ==========

Shares of capital stock of the Fund sold and redeemed:
     Shares sold ..............................................        1,027,916
     Shares redeemed...........................................         (30,653)
                                                                        --------
   NET INCREASE IN NUMBER
     OF SHARES OUTSTANDING ....................................          997,263
                                                                        ========


The accompanying notes are an integral part of these financial statements.

SMT FUND
--------
FINANCIAL HIGHLIGHTS
--------------------
(Unaudited)

                                                                    Period
                                                                     Ended
                                                                 November 30,
                                                                    1998
                                                                    ----

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................   $ 10.00
 Income from investment
     Operations:
     Net investment income ...................................     (0.09)
     Net realized and
        unrealized gain (loss) on investments.................      1.64
                                                                   ------
Total from investment income .................................      1.55

Net asset value at end of period .............................  $  11.55
                                                                   ======

TOTAL RETURN (b)..............................................     31.26%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period................................ 11,521,036

     Ratio of total expenses to
          average net assets (b)..............................      4.68%
         Ratio of net investment
          income to average net assets (b)....................    (1.62%)

     Portfolio turnover ......................................  7495.27%


(a) For the period June 04, 1998 (commencement of operations) to November 30, 1998.
(b)  Annualized.

NOTES TO FINANCIAL STATEMENTS
-----------------------------

Note 1 - General

The SMT Fund (the "Fund") was organized as a series of Securities Management & Timing Funds, an Ohio business trust (the"Trust") on February 20, 1998. The SMT Fund is a diversified, open-end mutual fund whose investment objective is to provide long term capital appreciation. The Fund seeks to achieve this objective by following a market timing strategy which is based on a proprietary investment model developed by Securities Management & Timing, Inc., the Fund's adviser. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

The Adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the Adviser. When the indicator generates a sell signal, the stocks will be sold and the proceeds invested in money market instruments.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

         A)   Security Valuations

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         B)   Securities Transactions and Related Income

Securities transactions are recorded on a trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C)   Dividends and Distributions to Shareholders

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.

         D)   Federal Income Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.


         E)   Expenses

Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholder (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs.
At November 30, 1998, the unamortized balance was $39,327.

         F)   Estimates

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - Agreements and Other Transactions with Affiliates

The Fund retains Securities Management & Timing, Inc., (the "Adviser") to manage the Fund's investments. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 4.95% of its average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser pay all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested persons trustees and extraordinary expenses. At November 30, 1998 the Adviser received $181,647.

The Funds retains Unified Fund Services, Inc., (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the Transfer Agent) to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.08% of the Fund's average daily net assets, subject to an annual minimum fee of $17,500. The Fund retains Unified Management Corporation, (the"Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent, and Distributor are operating expenses paid by the Adviser.

Note 4- Securities Transactions

For the six months ended November 30, 1998, purchases and sales proceeds from investment securities, excluding short-term investments were as follows:

                                        Purchases           Sales
                                        ---------           -----
The SMT Fund                          $ 88,770,320      $ 89,840,496

Note 5- Unrealized Appreciation (Depreciation)

At November 30, 1998, the Fund had no unrealized appreciation (depreciation) of investment securities.

Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from January 1, 2000. This is commonly known as the "Year 2000 Issue". The Adviser and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtained reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 issue will not affect the companies in which the Fund invests or worldwide markets and economies.